RECEIVABLES - Provincial Sales Tax (Details)	Dec. 31, 2022 CAD ($)
RECEIVABLES
Provincial Sales Tax Rebate, applied	$ 563,000
PST Rebate as a reduction in capital assets	137,000
PST Rebate as a reduction in expenses	426,000
Refund received from Provincial Sales Tax Rebate	$ 7,000